Share-based payments - Summary of Options Granted Priced Using Black Scholes for SARs, Tandem Awards, Converted Options, Matching Stock Options and Monte Carlo Option Pricing Model (Detail) - Additional Grants Under 2020 Plan [Member]
	Jun. 30, 2022 yr $ / shares	Jun. 14, 2022 yr $ / shares	Mar. 29, 2022 yr $ / shares	Mar. 22, 2022 yr $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price	$ 8.71	$ 7.94	$ 8.15	$ 7.4
Underlying share price	$ 8.71	$ 7.94	$ 8.15	$ 7.4
Volatility	82.17%	82.57%	81.58%	81.75%
Time period (years) | yr	6.08	5.58	6.11	6.11
Risk free rate	3.00%	3.57%	2.48%	2.39%
Dividend yield	0.00%	0.00%	0.00%	0.00%